Loan Quality and Allowance for Loan Losses - Impairment Status of Loans Receivable (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	$ 1,815,510		$ 1,815,510		$ 1,742,868	$ 1,361,718
Unpaid principal balance of impaired loans	46,168		46,168		45,774	51,248
Average balance of impaired loans	36,307	40,075	36,922	39,627	39,075	40,704	42,646
Interest earned on impaired loans	283	313	811	588	1,132	850	897
Residential Mortgage [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	570,600		570,600		580,612	500,647
Unpaid principal balance of impaired loans	19,371		19,371		18,397	21,099
Average balance of impaired loans	13,057	13,781	13,072	14,124	13,754	15,890	17,633
Interest earned on impaired loans	36	54	80	86	138	181	484
Commercial Mortgage [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	1,057,288		1,057,288		983,755	666,828
Unpaid principal balance of impaired loans	7,423		7,423		9,183	13,033
Average balance of impaired loans	7,246	10,312	7,775	10,733	9,971	11,885	11,228
Interest earned on impaired loans	46	40	289	86	186	108	58
Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	8,708		8,708		7,281	11,851
Unpaid principal balance of impaired loans	2,783		2,783		1,547	3,419
Average balance of impaired loans	1,711	2,431	1,593	2,620	2,514	2,120	1,944
Interest earned on impaired loans						20	52
Commercial Business [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	78,448		78,448		67,261	70,688
Unpaid principal balance of impaired loans	13,819		13,819		13,902	11,288
Average balance of impaired loans	11,655	11,638	11,804	10,056	10,669	8,853	10,358
Interest earned on impaired loans	190	188	419	371	732	478	283
Home Equity Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	72,195		72,195		75,611	80,813
Unpaid principal balance of impaired loans	1,767		1,767		1,753	1,783
Average balance of impaired loans	1,631	1,336	1,644	1,474	1,526	1,767	1,322
Interest earned on impaired loans	11	25	23	39	69	61	20
Home Equity Lines of Credit [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	23,411		23,411		24,010	26,613
Unpaid principal balance of impaired loans	1,005		1,005		992	626
Average balance of impaired loans	1,007	577	1,034	620	641	189	161
Interest earned on impaired loans		6		6	7	2
Other Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	4,860		4,860		4,338	4,278
Originated and Purchased Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-impaired loans	1,568,939		1,568,939		1,483,747	1,136,945
Impaired loans with no allowance for impairment	15,747		15,747		17,028	21,330
Impaired loans with allowance for impairment: Recorded investment	2,057		2,057		2,588
Impaired loans with impairment: Unpaid principal balance					2,588	3,168
Impaired loans with allowance impairment: Specific allowance for impairment	(558)		(558)		(1,007)	(1,237)
Balance of impaired loans net of allowance for impairment	1,499		1,499		1,581	1,931
Total impaired loans, excluding allowance	17,804		17,804		19,616	24,498
Loans and Leases Receivable, Gross	1,586,743		1,586,743		1,503,363	1,161,443
Unpaid principal balance of impaired loans	25,172		25,172		26,025	31,927
Originated and Purchased Loans [Member] | Residential Mortgage [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-impaired loans	493,311		493,311		494,522	484,575
Impaired loans with no allowance for impairment	10,081		10,081		9,800	11,758
Impaired loans with allowance for impairment: Recorded investment	1,612		1,612		2,123
Impaired loans with impairment: Unpaid principal balance					2,123	2,654
Impaired loans with allowance impairment: Specific allowance for impairment	(151)		(151)		(528)	(697)
Balance of impaired loans net of allowance for impairment	1,461		1,461		1,595	1,957
Total impaired loans, excluding allowance	11,693		11,693		11,923	14,412
Loans and Leases Receivable, Gross	505,004		505,004		506,445	498,987
Unpaid principal balance of impaired loans	18,299		18,299		17,655	20,682
Originated and Purchased Loans [Member] | Commercial Mortgage [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-impaired loans	947,350		947,350		873,340	540,491
Impaired loans with no allowance for impairment	3,195		3,195		5,037	7,470
Impaired loans with allowance for impairment: Recorded investment	351		351		366
Impaired loans with impairment: Unpaid principal balance					366	395
Impaired loans with allowance impairment: Specific allowance for impairment	(388)		(388)		(404)	(430)
Balance of impaired loans net of allowance for impairment	(37)		(37)		(38)	(35)
Total impaired loans, excluding allowance	3,546		3,546		5,403	7,865
Loans and Leases Receivable, Gross	950,896		950,896		878,743	548,356
Unpaid principal balance of impaired loans	4,132		4,132		5,919	8,956
Originated and Purchased Loans [Member] | Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-impaired loans	5,700		5,700		3,619	5,717
Loans and Leases Receivable, Gross	5,700		5,700		3,619	5,717
Originated and Purchased Loans [Member] | Commercial Business [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-impaired loans	43,148		43,148		31,326	25,975
Impaired loans with no allowance for impairment	1,453		1,453		1,263	1,076
Total impaired loans, excluding allowance	1,453		1,453		1,263	1,076
Loans and Leases Receivable, Gross	44,601		44,601		32,589	27,051
Unpaid principal balance of impaired loans	1,608		1,608		1,407	1,120
Originated and Purchased Loans [Member] | Home Equity Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-impaired loans	63,901		63,901		66,163	65,581
Impaired loans with no allowance for impairment	1,001		1,001		911	1,026
Impaired loans with allowance for impairment: Recorded investment	94		94		99
Impaired loans with impairment: Unpaid principal balance					99	119
Impaired loans with allowance impairment: Specific allowance for impairment	(19)		(19)		(75)	(110)
Balance of impaired loans net of allowance for impairment	75		75		24	9
Total impaired loans, excluding allowance	1,095		1,095		1,010	1,145
Loans and Leases Receivable, Gross	64,996		64,996		67,173	66,726
Unpaid principal balance of impaired loans	1,116		1,116		1,027	1,169
Originated and Purchased Loans [Member] | Home Equity Lines of Credit [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-impaired loans	10,771		10,771		10,529	10,461
Impaired loans with no allowance for impairment	17		17		17
Total impaired loans, excluding allowance	17		17		17
Loans and Leases Receivable, Gross	10,788		10,788		10,546	10,461
Unpaid principal balance of impaired loans	17		17		17
Originated and Purchased Loans [Member] | Other Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-impaired loans	4,758		4,758		4,248	4,145
Loans and Leases Receivable, Gross	4,758		4,758		4,248	4,145
Loans Acquired at Fair Value [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-impaired loans	210,151		210,151		221,912	185,239
Impaired loans with no allowance for impairment	17,337		17,337		15,602	13,523
Impaired loans with allowance for impairment: Recorded investment	1,279		1,279		1,991
Impaired loans with impairment: Unpaid principal balance					1,991	1,513
Impaired loans with allowance impairment: Specific allowance for impairment	(298)		(298)		(666)	(841)
Balance of impaired loans net of allowance for impairment	981		981		1,325	672
Total impaired loans, excluding allowance	18,616		18,616		17,593	15,036
Loans and Leases Receivable, Gross	228,767		228,767		239,505	200,275
Unpaid principal balance of impaired loans	20,996		20,996		19,749	19,321
Loans Acquired at Fair Value [Member] | Residential Mortgage [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-impaired loans	64,607		64,607		73,425	1,301
Impaired loans with no allowance for impairment	989		989		742	359
Total impaired loans, excluding allowance	989		989		742	359
Loans and Leases Receivable, Gross	65,596		65,596		74,167	1,660
Unpaid principal balance of impaired loans	1,072		1,072		742	417
Loans Acquired at Fair Value [Member] | Commercial Mortgage [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-impaired loans	103,377		103,377		102,046	115,163
Impaired loans with no allowance for impairment	2,199		2,199		1,690	2,795
Impaired loans with allowance for impairment: Recorded investment	816		816		1,276
Impaired loans with impairment: Unpaid principal balance					1,276	514
Impaired loans with allowance impairment: Specific allowance for impairment	(64)		(64)		(165)	(84)
Balance of impaired loans net of allowance for impairment	752		752		1,111	430
Total impaired loans, excluding allowance	3,015		3,015		2,966	3,309
Loans and Leases Receivable, Gross	106,392		106,392		105,012	118,472
Unpaid principal balance of impaired loans	3,291		3,291		3,264	4,077
Loans Acquired at Fair Value [Member] | Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-impaired loans	352		352		2,214	3,248
Impaired loans with no allowance for impairment	2,656		2,656		1,448	2,886
Total impaired loans, excluding allowance	2,656		2,656		1,448	2,886
Loans and Leases Receivable, Gross	3,008		3,008		3,662	6,134
Unpaid principal balance of impaired loans	2,783		2,783		1,547	3,419
Loans Acquired at Fair Value [Member] | Commercial Business [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-impaired loans	23,452		23,452		23,891	36,387
Impaired loans with no allowance for impairment	9,950		9,950		10,141	6,251
Impaired loans with allowance for impairment: Recorded investment	445		445		640
Impaired loans with impairment: Unpaid principal balance					640	999
Impaired loans with allowance impairment: Specific allowance for impairment	(216)		(216)		(444)	(757)
Balance of impaired loans net of allowance for impairment	229		229		196	242
Total impaired loans, excluding allowance	10,395		10,395		10,781	7,250
Loans and Leases Receivable, Gross	33,847		33,847		34,672	43,637
Unpaid principal balance of impaired loans	12,211		12,211		12,495	10,168
Loans Acquired at Fair Value [Member] | Home Equity Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-impaired loans	6,603		6,603		7,746	13,481
Impaired loans with no allowance for impairment	578		578		617	606
Impaired loans with allowance for impairment: Recorded investment	18		18		75
Impaired loans with impairment: Unpaid principal balance					75
Impaired loans with allowance impairment: Specific allowance for impairment	(18)		(18)		(57)
Balance of impaired loans net of allowance for impairment					18
Total impaired loans, excluding allowance	596		596		692	606
Loans and Leases Receivable, Gross	7,199		7,199		8,438	14,087
Unpaid principal balance of impaired loans	651		651		726	614
Loans Acquired at Fair Value [Member] | Home Equity Lines of Credit [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-impaired loans	11,658		11,658		12,500	15,526
Impaired loans with no allowance for impairment	965		965		964	626
Total impaired loans, excluding allowance	965		965		964	626
Loans and Leases Receivable, Gross	12,623		12,623		13,464	16,152
Unpaid principal balance of impaired loans	988		988		975	626
Loans Acquired at Fair Value [Member] | Other Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-impaired loans	102		102		90	133
Loans and Leases Receivable, Gross	$ 102		$ 102		$ 90	$ 133